Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies Tables
Schedule of commitments and contingencies	The following table summarizes the Company’s future lease obligations:
Year	Amount
2019	$54,000
2020	31,500
Total	$85,550